Performance Management - FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	8.18%
Worst Quarter:	2022, Q1	-7.04%

As of March 31, 2025, the Fund’s year-to-date return was -0.54%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND		12 Months Ended	60 Months Ended	89 Months Ended	120 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		1.05%	0.99%		2.25%
Bloomberg Municipal Bond California Exempt Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond California Exempt Index
Bloomberg Municipal Bond California Exempt Index | Average Annual Return, Percent		1.02%	0.96%		2.23%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		0.09%	0.04%		2.36%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(0.03%)	(0.01%)		2.34%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.50%	0.76%		2.61%
CLASS A1 | Average Annual Return, Percent		0.27%	0.19%		2.44%
CLASS C | Average Annual Return, Percent		2.44%	0.36%		2.25%
CLASS R6 | Average Annual Return, Percent		4.28%	1.08%	2.42% [1]
CLASS R6 | Performance Inception Date				Aug. 01, 2017
ADVISOR CLASS | Average Annual Return, Percent		4.24%	1.04%		2.93%
[1]	Since inception August 1, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of March 31, 2025, the Fund’s year-to-date return was -0.54%.
Bar Chart, Year to Date Return	(0.54%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.18%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.04%)
Lowest Quarterly Return, Date	Mar. 31, 2022